Investments in Associates and Joint Ventures - Summary of analysis of assets and liabilities on date control was lost (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of summary of analysis of assets and liabilities on date control was lost [line items]
Noncurrent assets	$ 785,601	$ 383,420	$ 333,913
Current assets	208,415	122,298	87,226
Total assets	994,016	505,718	421,139
Noncurrent liabilities	452,690	250,451	220,012
Current liabilities	178,969	102,734	82,466
Total liabilities	631,659	353,185	302,478
Total shareholders' equity	362,357	152,533	118,661	$ 120,461
Revenues	435,820	252,813	210,100
Costs	(359,570)	(211,812)	(177,304)
Gross profit	76,250	41,001	32,796
Operating profit/ (loss)	43,780	16,073	(24,246)
Income from equity interest in associates and joint ventures	4,839	1,428	588
Net financial results	41,525	(8,798)	(6,146)
Net profit / (loss) before income tax	90,144	8,703	(29,804)
Income tax	(51,538)	3,969	1,425
Net profit	38,606	$ 12,672	$ (28,379)
YPF EE [member]
Disclosure of summary of analysis of assets and liabilities on date control was lost [line items]
Noncurrent assets	35,682
Current assets	12,596
Total assets	48,278
Noncurrent liabilities	13,348
Current liabilities	9,776
Total liabilities	23,124
Total shareholders' equity	25,154
Revenues	4,181
Costs	(1,655)
Gross profit	2,526
Operating profit/ (loss)	4,686
Income from equity interest in associates and joint ventures	673
Net financial results	280
Net profit / (loss) before income tax	5,639
Income tax	(1,150)
Net profit	$ 4,489